GUARANTEES AND PLEDGES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of guarantees and pledges [Abstract]
Schedule of Secured Liabilities of Group
	As of December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars
	(in thousands)

Bank letters of credit	2,979	1,580	859

	2,979	1,580	859